UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: June 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

FORM N-Q

JUNE 30, 2016

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited)	June 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 97.3%
Education - 16.8%
Cumberland County, PA, Municipal Authority College Revenue, AICUP Financing Program, Dickinson College	5.000%	11/1/39	$1,210,000	$1,344,951
Lehigh County, PA, General Purpose Authority Revenue:
Muhlenberg College Project	5.250%	2/1/34	1,075,000	1,182,812
Muhlenberg College Project	5.250%	2/1/39	3,615,000	3,963,088
Pennsylvania State Higher EFA Revenue:
AICUP Financing Program-Messiah College	5.000%	11/1/22	1,125,000	1,336,140
Drexel University	5.000%	5/1/31	10,000,000	11,500,600
La Salle University	5.000%	5/1/29	1,500,000	1,736,895
La Salle University	5.000%	5/1/37	1,700,000	1,923,584
La Salle University	5.000%	5/1/42	2,000,000	2,234,720
Thomas Jefferson University	5.000%	9/1/45	5,000,000	5,932,800
Philadelphia, PA, Authority for IDR:
Discovery Charter School Project	5.875%	4/1/32	450,000	446,535
Performing Arts Charter School Project	6.000%	6/15/23	955,000	1,016,464	(a)
Snyder County, PA, Higher Education Authority, University Revenue, Susquehanna University Project	5.000%	1/1/38	2,000,000	2,140,540
Washington County, PA, IDA, College Revenue, Washington and Jefferson College	5.000%	11/1/36	3,700,000	4,149,587

Total Education				38,908,716

Health Care - 19.9%
Allegheny County, PA, Hospital Development Authority Revenue:
Health Center-UPMC Health, NATL	6.000%	7/1/24	1,000,000	1,318,090
Health Center-UPMC Health, NATL	6.000%	7/1/26	2,250,000	3,065,895
Chester County, PA, HEFA, Health System Revenue	5.000%	5/15/40	7,500,000	8,231,700
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project	5.000%	1/1/29	645,000	770,330
Lancaster County, PA, Hospital Authority Revenue, Health Center, Landis Homes Retirement Community Project	5.000%	7/1/45	3,000,000	3,401,280
Monroe County, PA, Hospital Authority Revenue, Pocono Medical Center	5.125%	1/1/37	3,000,000	3,056,010
Montgomery County, PA, IDA Revenue, Acts Retirement-Life Communities	5.000%	11/15/24	3,250,000	3,845,562
Montgomery County, PA, IDA, Health Facilities Revenue, Jefferson Health System	5.000%	10/1/41	6,000,000	6,721,740
Pennsylvania State Higher EFA Revenue:
University of Pennsylvania Health Systems Revenue	5.750%	8/15/41	2,000,000	2,416,460
University of Pittsburgh Medical Center	5.000%	5/15/31	8,000,000	9,107,040	(i)
St. Mary Hospital Authority, PA, Health System Revenue, Catholic Health East	5.000%	11/15/40	3,745,000	4,236,681

Total Health Care				46,170,788

Industrial Revenue - 3.3%
Allegheny County, PA, IDA Revenue, Environmental Improvement, US Steel Corp.	6.750%	11/1/24	2,000,000	1,989,720
Delaware County, PA, IDA Revenue, Resources Recovery Facilities	6.200%	7/1/19	530,000	530,721

See Notes to Schedule of Investments.

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - (continued)
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project	1.550%	12/3/18	$5,000,000	$5,033,100	(b)(c)

Total Industrial Revenue				7,553,541

Leasing - 5.6%
Delaware Valley, PA, Regional Finance Authority, Local Government Revenue, AMBAC	5.500%	8/1/28	1,000,000	1,299,950
Pennsylvania State Public School Building Authority Lease Revenue, Philadelphia School District Project, AGM	5.000%	6/1/33	11,500,000	11,690,440

Total Leasing				12,990,390

Local General Obligation - 9.9%
Erie County, PA, Convention Center Authority Gtd. Hotel Revenue, County GTD	5.000%	1/15/36	4,000,000	4,760,080
Hampden Township, PA, GO	5.000%	5/15/37	1,660,000	1,914,827
Lackawanna County, PA, GO:
AGC	5.875%	9/15/30	4,375,000	5,016,463
AGC	6.000%	9/15/32	2,730,000	3,139,991
Luzerne County, PA, GO, AGM	5.000%	11/15/29	5,000,000	5,945,250
Scranton, PA, School District, GO, AGM	5.000%	7/15/38	2,000,000	2,088,440

Total Local General Obligation				22,865,051

Power - 3.3%
Guam Power Authority Revenue:
AGM	5.000%	10/1/39	750,000	899,873
AGM	5.000%	10/1/44	1,000,000	1,195,280
Philadelphia, PA, Gas Works Revenue	5.000%	8/1/31	1,250,000	1,517,987
Philadelphia, PA, Gas Works Revenue, General Ordinance, AMBAC	5.000%	10/1/18	3,920,000	4,117,058

Total Power				7,730,198

Pre-Refunded/Escrowed to Maturity - 17.7%
Erie, PA, Water Authority Revenue, AGM	5.000%	12/1/43	5,575,000	6,147,998	(d)
Lancaster County, PA, Hospital Authority Revenue:
Health Systems, Lancaster General Hospital	5.000%	3/15/31	5,195,000	5,354,694	(d)
Health Systems, Lancaster General Hospital	5.000%	7/1/42	3,350,000	4,051,658	(d)
Northeastern York, PA, School District, GO, NATL	5.000%	4/1/30	2,000,000	2,065,280	(d)
Pennsylvania Convention Center Authority Revenue, FGIC	6.000%	9/1/19	1,000,000	1,108,110	(e)
Pennsylvania State IDA Revenue, Economic Development	5.500%	7/1/23	2,500,000	2,738,350	(d)
Pennsylvania State Turnpike Commission Revenue	5.250%	6/1/36	6,000,000	6,521,040	(d)
Pennsylvania State, Public School Building Authority, Community College Revenue, Community College of Philadelphia Project	6.000%	6/15/28	8,000,000	9,028,800	(d)
Philadelphia, PA, Gas Works Revenue, NATL	7.000%	5/15/20	185,000	210,500	(e)
Philadelphia, PA, Water & Wastewater Revenue, Refunding, AMBAC	5.000%	8/1/22	2,000,000	2,093,000	(d)
St. Mary Hospital Authority, PA, Health System Revenue, Catholic Health East	5.000%	11/15/40	255,000	299,225	(d)
State Public School Building Authority, College Revenue, Delaware County Community College Project, AGM	5.000%	10/1/27	1,250,000	1,344,163	(d)

Total Pre-Refunded/Escrowed to Maturity				40,962,818

See Notes to Schedule of Investments.

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Solid Waste/Resource Recovery - 1.7%
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.625%	11/1/21	$3,750,000	$4,028,550	(f)

Transportation - 10.6%
Delaware River Port Authority of Pennsylvania & New Jersey Revenue	5.000%	1/1/40	4,000,000	4,453,560
Delaware River Port Authority of Pennsylvania & New Jersey Revenue, Port District Project	5.000%	1/1/25	2,715,000	3,150,812
Delaware River, PA, Joint Toll Bridge Commission Revenue	5.000%	7/1/21	1,200,000	1,416,228
Delaware River, PA, Joint Toll Bridge Commission Revenue	5.000%	7/1/23	1,000,000	1,205,390
Pennsylvania State Turnpike Commission Revenue	5.250%	12/1/41	4,000,000	4,664,760
Pennsylvania State Turnpike Commission Revenue:
AGC	5.000%	6/1/39	2,800,000	3,065,580
Turnpike Subordinate Revenue Refunding Bonds	5.000%	6/1/39	2,250,000	2,681,887
Philadelphia, PA, Airport Revenue	5.000%	6/15/35	3,300,000	3,833,874	(f)

Total Transportation				24,472,091

Water & Sewer - 8.5%
Allegheny County, PA, Sanitary Authority Revenue, BAM	5.000%	12/1/29	2,000,000	2,494,460
Capital Region Water, PA, Water Revenue, BAM	5.000%	7/15/29	250,000	313,433
Erie, PA, Water Authority Revenue	5.000%	12/1/43	2,250,000	2,748,555
Erie, PA, Water Authority Revenue, AGM	5.000%	12/1/43	1,425,000	1,540,496
Pennsylvania Economic Development Financing Authority, Water Facility Revenue, American Water Co. Project	6.200%	4/1/39	9,000,000	10,145,070
Philadelphia, PA, Water & Wastewater Revenue	5.000%	7/1/45	2,000,000	2,382,260

Total Water & Sewer				19,624,274

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $204,191,885)				225,306,417

SHORT-TERM INVESTMENTS - 1.7%
MUNICIPAL BONDS - 1.7%
Finance - 0.6%
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-Dexia Credit Local	0.600%	8/1/22	300,000	300,000	(g)(h)
New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.600%	11/1/22	1,000,000	1,000,000	(g)(h)

Total Finance				1,300,000

General Obligation - 0.1%
Las Vegas Valley, NV, Water District, GO:
Water Improvement, SPA-Dexia Credit Local	0.590%	6/1/36	200,000	200,000	(g)(h)
Water Improvement, SPA-Dexia Credit Local	0.590%	6/1/36	100,000	100,000	(g)(h)

Total General Obligation				300,000

Health Care - 0.1%
Massachusetts State HEFA Revenue, Partners Healthcare Systems, SPA-JPMorgan Chase	0.400%	7/1/27	200,000	200,000	(g)(h)

Public Facilities - 0.9%
Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority Revenue, Taxable, AGM, SPA-PNC Bank N.A.	0.720%	11/1/39	2,000,000	2,000,000	(g)(h)

TOTAL MUNICIPAL BONDS (Cost - $3,800,000)				3,800,000

See Notes to Schedule of Investments.

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	RATE	SHARES	VALUE
MONEY MARKET FUNDS - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost -$37,841)	0.238%	37,841	$37,841

TOTAL SHORT-TERM INVESTMENTS (Cost - $3,837,841)			3,837,841

TOTAL INVESTMENTS - 99.0% (Cost - $208,029,726#)			229,144,258
Other Assets in Excess of Liabilities - 1.0%			2,352,839

TOTAL NET ASSETS - 100.0%			$231,497,097

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Maturity date shown represents the mandatory tender date.

(d)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(g)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGC	— Assured Guaranty Corporation - Insured Bonds

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds

AICUP	— Association of Independent Colleges and Universities of Pennsylvania

AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds

BAM	— Build America Mutual - Insured Bonds

EFA	— Educational Facilities Authority

FGIC	— Financial Guaranty Insurance Company - Insured Bonds

GO	— General Obligation

GTD	— Guaranteed

HEFA	— Health & Educational Facilities Authority

IDA	— Industrial Development Authority

IDR	— Industrial Development Revenue

LIQ	— Liquidity Facility

NATL	— National Public Finance Guarantee Corporation - Insured Bonds

SPA	— Standby Bond Purchase Agreement - Insured Bonds

TFA	— Transitional Finance Authority

UPMC	— University of Pittsburgh Medical Center

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Pennsylvania Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$225,306,417	—	$225,306,417
Short-term investments†:
Municipal bonds	—	$3,800,000	—	$3,800,000
Money market funds	$37,841	—	—	37,841

Total Short-term investments	$37,841	$3,800,000	—	$3,837,841

Total investments	$37,841	$229,106,417	—	$229,144,258

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$173,831	—	—	$173,831

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At June 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$21,124,834
Gross unrealized depreciation	(10,302)

Net unrealized appreciation	$21,114,532

At June 30, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	32	9/16	$5,341,169	$5,515,000	$(173,831)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: August 22, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: August 22, 2016